Accounts Receivable, Net	6 Months Ended
Jun. 30, 2026
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

4. ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for credit losses consist of the following:

	As of December 31,	As of June 30,
	2025	2026	2026
	RMB	RMB	US$
Accounts receivable	176,261	177,765	26,199
Less: allowance for credit losses	(132,971)	(132,247)	(19,490)
Accounts receivable, net	43,290	45,518	6,709

An analysis of the allowance for credit losses is as follows:

	For the year ended December 31,	For the six months ended June 30,
	2025	2026	2026
	RMB	RMB	US$
Beginning balance	5,682	132,971	19,598
Additions (reversal)	127,290	(724)	(108)
Exchange difference	(1)	-	-
Ending balance	132,971	132,247	19,490

Three unrelated distributors accounted for 42.5%, 25.5% and 19.0% of the Company’s accounts receivable as of December 31, 2025, respectively. Three unrelated distributors accounted for 42.2%, 25.3% and 18.3% of the Company’s accounts receivable as of June 30, 2026, respectively.